10. Project Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Project assets	$ 41,022	$ 58,579
Revenues	125,582	121,520	$ 114,602
Cost of revenue	114,525	111,428	102,532
PV project assets and pre-development solar projects [Member]
Revenues	26,603	6,042	14,914
Cost of revenue	23,418	6,229	13,613
Certain project assets [Member]
Project impairment loss	0	687	13,102
UNITED STATES
Project assets	31,170	42,990
Revenues	18,721	0	6,622
JAPAN
Project assets	9,852	15,589
Revenues	$ 12,437	$ 511	$ 12,893